Biological assets - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in balances of biological assets
Balance, beginning of the year	R$ 4,548,897	R$ 4,072,528
Additions	1,285,490	912,368
Depletion for the year	(709,547)	(551,135)
Gain (Loss) on adjustment to fair value	(129,187)	192,504	R$ (780,666)
Disposal of forests	(47,124)	(28,030)
Other write-offs	(12,624)	(49,338)
Balance, end of the year	R$ 4,935,905	4,548,897	R$ 4,072,528
Average cycle of forest formation	7 years
Forests
Changes in balances of biological assets
Additions	R$ 433,334	136,414
Formation of Biological Assets	R$ 852,156	R$ 775,954